Inventories - Summary of Inventories (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	€ 19,165	€ 47,668
Work in progress	33,835	31,195
Finished goods	42,481	27,706
Total	€ 95,481	€ 106,569